Financial Instruments - Summary of Foreign Currency Sensitivity Analysis (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
10% increase
Profit or loss	$ (579,305)	$ 1,796,641	$ (222,678)
Equity	91,097	18,815	3,135
10% decrease
Profit or loss	579,305	(1,796,641)	222,678
Equity	$ (91,097)	$ (18,815)	$ (3,135)